Quarterly Report
January 31, 2020
MFS®  Total Return Bond Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 100.7%
Aerospace – 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$19,607,000	$20,219,719
Asset-Backed & Securitized – 20.7%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.131% (LIBOR - 3mo. + 1.3%), 1/15/2028 (n)	$16,000,000	$16,009,504
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,124,407
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.732% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	14,075,931	14,068,893
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 2.731% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	6,750,000	6,745,579
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.077% (LIBOR - 3mo. + 1.25%), 10/18/2027 (n)	8,340,000	8,331,660
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.476% (LIBOR - 3mo. + 1.7%), 10/18/2027 (n)	3,070,000	3,063,860
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.026% (LIBOR - 1mo. + 2.35%), 8/15/2027 (n)	4,023,500	4,032,287
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 2.826% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	18,855,000	18,872,722
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.176% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	19,810,500	19,915,674
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 2.69% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	4,150,000	4,149,971
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.219% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,734,446
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.569% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,750,953
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 4.319% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,255,107
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.152% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,684,840
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.069% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,575,177
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 3.276% (LIBOR - 1mo. + 1.6%), 8/15/2032 (n)	6,227,000	6,261,678
Bancorp Commercial Mortgage Trust, 2018-CRE3, “A”, FLR, 2.526% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	6,896,869	6,894,790
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 2.926% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	8,980,149	8,997,819
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 4.376% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	3,967,693	4,005,046
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 2.776% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	5,805,000	5,814,957
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 2.926% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	5,220,000	5,232,501
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 3.776% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	3,770,000	3,774,102
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 2.676% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	11,385,659	11,407,007
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.026% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,787,074
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.226% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	25,943,744
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 3.976% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,845,000
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	9,686,706
Bayview Commercial Asset Trust, Capital Appreciation, 0%, 12/25/2036 (i)(n)	2,973,797	297
Bayview Commercial Asset Trust, FLR, 1.971% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	171,126	164,668
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	177,002	178,053
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,197,632	1,211,888
BDS Ltd., 2018-FL2, “A”, FLR, 2.619% (LIBOR - 1mo. + 0.95%), 8/15/2035 (n)	9,373,257	9,372,414
BDS Ltd., 2019-FL4, “A”, FLR, 2.776% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	15,377,000	15,361,515
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	28,971,917
BSPRT Ltd., 2019-FL5, “C”, FLR, 3.676% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,373,306
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	12,434,607	12,666,207
BXMT Ltd., 2020-FL2, “B”, 3.26%, 2/16/2037	6,104,500	6,104,500
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	22,009,297
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,191,260	8,219,438
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	6,372,357	6,382,043
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	8,582,089	8,698,312
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,785,322
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,771,907
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,569,953
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,680,000	2,868,014
CLNC Ltd., 2019-FL1, “B”, FLR, 3.664% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,281,759
CLNC Ltd., 2019-FL1, “C”, FLR, 4.163% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	10,228,234
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,313,201
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	17,984,153
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,123,850
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,182,787
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,822,323
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,235,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	$26,790,000	$29,350,441
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	73,870	66,206
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	6,326,000	6,405,213
Credit-Based Asset Servicing & Securitization LLC, 3.46%, 1/25/2037	1,314,401	653,475
Credit-Based Asset Servicing & Securitization LLC, 3.732%, 3/25/2037	1,428,769	813,178
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,950,485
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.231% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,269,493
Cutwater Ltd., 2015-IA, “BR”, FLR, 3.631% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,722,917
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	9,572,000	9,757,666
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 2.819% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	5,150,000	5,137,167
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.369% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	7,541,500	7,555,659
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,480,000	6,532,647
Falcon Franchise Loan LLC, 9.989%, 1/05/2023 (i)(n)	3,698	246
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 3.758% (LIBOR - 3mo. + 1.85%), 6/20/2027 (n)	9,081,000	9,079,792
Flagship CLO, 2014-8A, “CRR”, FLR, 3.643% (LIBOR - 3mo. + 1.8%), 1/16/2026 (n)	4,600,000	4,583,675
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,298,873
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	4,000,757
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.009% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	16,088,000	16,087,003
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.699% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	16,599,573	16,591,174
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.31% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	8,043,105	8,035,456
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.59% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	6,670,000	6,648,429
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	8,181,000	8,181,401
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	295,877	298,953
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	8,001,000	8,015,662
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 2.796% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	15,457,500	15,481,645
Granite Point Mortgage Trust, Inc., FLR, 2.553% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,980,825	2,980,822
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,266,717
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	33,075,961	35,174,756
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.519% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,920,621
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.126% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	1,933,000	1,934,813
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.326% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	3,975,500	3,980,466
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.026% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	1,312,500	1,314,553
IMPAC CMB Trust, FLR, 2.401% (LIBOR - 1mo. + 0.74%), 11/25/2034	44,354	45,300
IMPAC CMB Trust, FLR, 2.58% (LIBOR - 1mo. + 0.92%), 11/25/2034	22,177	22,076
IMPAC Secured Assets Corp., FLR, 2.011% (LIBOR - 1mo. + 0.35%), 5/25/2036	151,088	148,025
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.519% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	3,847,909	3,846,705
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,922,304
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	25,281,687
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,507,438
JPMorgan Chase Commercial Mortgage Securities Corp., 5.949%, 7/15/2042 (n)	1,002,745	680,942
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,944,880
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 3.669% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,437,723
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.176% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,715,610
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.226% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,731,754
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.626% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	6,171,000	6,192,213
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.276% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,946,500	5,959,519
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.126% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,162,581
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.046% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,622,000	4,630,665
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	19,665,011	19,636,831
Merrill Lynch Mortgage Investors, Inc., 3.972%, 2/25/2037 (d)(q)	1,945,593	384,067
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 3.09% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	37,395,000	37,453,418
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,629,502
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	28,618,040
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.301% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	17,916,000	17,973,557
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.081% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	11,830,000	11,804,577
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	7,285,000	7,392,357
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	7,918,423
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.181% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	13,240,000	13,241,774
Ownit Mortgage Loan Asset-Backed Certificates, 3.118%, 10/25/2035	582,475	395,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 3.25% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	$13,300,000	$13,299,987
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 3.25% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,690,339
Parallel Ltd., 2015-1A, “C1R”, FLR, 3.569% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,692,515
Parallel Ltd., 2015-1A, “C2R”, FLR, 3.569% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,981,928
Preferred Term Securities XIX Ltd., CDO, FLR, 2.244% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	4,298,121	3,750,110
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.238% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,191,674
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,042,863	1,048,831
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	8,857,000	9,045,342
Securitized Term Auto Receivable Trust 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	7,085,141	7,116,833
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	8,448,771	8,486,289
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.176% (LIBOR - 1mo. + 1.5%), 1/15/2035 (n)	8,468,550	8,484,390
Thornburg Mortgage Securities Trust, FLR, 2.341% (LIBOR - 1mo. + 0.68%), 4/25/2043	3,743	3,772
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.294% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,164,674
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	36,493,020
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	20,729,137
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	16,650,597
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	41,737,844
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 3.731% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	6,560,000	6,560,177
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,656,549
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	8,178,421
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	27,498,630
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	14,857,029
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	5,525,555
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	35,088,265
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	41,394,790	44,324,837
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,693,236
West CLO Ltd., 2014-1A, “CR”, FLR, 4.819% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,428,039
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.881% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	14,904,930	14,909,342
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,637,614
		$1,478,539,992
Automotive – 0.9%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$20,690,000	$21,440,012
General Motors Co., 4.875%, 10/02/2023	5,739,000	6,221,250
General Motors Financial Co., Inc., 4.35%, 4/09/2025	7,992,000	8,596,950
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	7,324,276
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	10,025,000	10,283,946
Volkswagen Group of America, Inc., 3.2%, 9/26/2026 (n)	12,214,000	12,846,885
		$66,713,319
Broadcasting – 0.4%
Fox Corp., 4.709%, 1/25/2029 (n)	$22,801,000	$26,543,994
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$18,847,302
Charles Schwab Corp., 3.2%, 1/25/2028	5,045,000	5,414,843
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,848,000	2,913,657
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	20,590,077
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	9,642,238
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	17,097,310
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	6,080,000	6,794,807
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	17,278,751
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,483,964
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,450,000	2,629,475
		$105,692,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$13,274,346
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,879,050
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	9,027,280
Masco Corp., 4.375%, 4/01/2026	11,111,000	12,300,202
		$37,480,878
Business Services – 0.7%
Equinix, Inc., 5.375%, 5/15/2027	$16,204,000	$17,561,895
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	14,900,415
Fiserv, Inc., 3.5%, 7/01/2029	17,501,000	18,858,530
		$51,320,840
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$807,000	$824,149
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	18,670,000	19,533,487
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,925,934
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	7,183,000	9,378,275
Comcast Corp., 3.45%, 2/01/2050	15,455,000	16,598,147
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	15,194,878
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	17,700,000	18,544,378
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	18,970,000	20,009,177
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	10,655,052
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,898,905
Videotron Ltd., 5%, 7/15/2022	2,311,000	2,423,661
		$131,986,043
Computer Software – 1.1%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$27,410,000	$31,550,282
Microsoft Corp., 2%, 8/08/2023	14,694,000	14,922,793
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	16,046,766
Microsoft Corp., 4.1%, 2/06/2037	10,394,000	12,569,740
		$75,089,581
Computer Software - Systems – 0.4%
Apple, Inc., 3.35%, 2/09/2027	$20,686,000	$22,444,753
Apple, Inc., 4.375%, 5/13/2045	6,657,000	8,312,780
		$30,757,533
Conglomerates – 0.8%
United Technologies Corp., 4.125%, 11/16/2028	$8,351,000	$9,612,724
United Technologies Corp., 4.05%, 5/04/2047	13,687,000	16,426,363
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	8,019,000	8,682,426
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	20,520,000	23,200,911
		$57,922,424
Consumer Products – 0.7%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$12,894,038
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	39,417,448
		$52,311,486
Consumer Services – 0.7%
Booking Holdings, Inc., 2.75%, 3/15/2023	$3,459,000	$3,560,365
Booking Holdings, Inc., 3.65%, 3/15/2025	22,057,000	23,943,099
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	3,997,286
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	10,062,342
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	3,149,212
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	17,800,000	5,656,516
		$50,368,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$23,955,230
Electronics – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$27,605,000	$29,130,321
Broadcom, Inc., 4.75%, 4/15/2029 (n)	11,922,000	13,360,024
		$42,490,345
Emerging Market Quasi-Sovereign – 0.9%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	$16,104,000	$18,584,016
Saudi Arabian Oil Co., 3.5%, 4/16/2029 (n)	14,803,000	15,687,365
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 2.75%, 5/04/2022 (n)	29,692,000	30,180,338
		$64,451,719
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$14,962,388
Eni S.p.A., 4.25%, 5/09/2029 (n)	14,075,000	15,860,676
		$30,823,064
Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$22,065,000	$22,533,881
Financial Institutions – 0.6%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	$15,775,000	$17,358,810
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	13,150,000	13,846,293
GE Capital International Funding Co., 4.418%, 11/15/2035	8,482,000	9,553,711
		$40,758,814
Food & Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$17,605,000	$21,879,843
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,464,605
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,957,000	20,727,608
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	5,184,000	5,235,992
		$53,308,048
Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,663,955
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	6,493,859
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,808,200
Las Vegas Sands Corp., 3.5%, 8/18/2026	10,262,000	10,715,494
		$31,681,508
Insurance – 0.6%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$19,188,480
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,628,532
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	6,527,610
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,750,411
		$40,095,033
Insurance - Health – 0.4%
Centene Corp., 4.625%, 12/15/2029 (n)	$6,228,000	$6,694,477
UnitedHealth Group, Inc., 2.375%, 10/15/2022	18,854,000	19,169,020
		$25,863,497
Insurance - Property & Casualty – 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$14,302,755
Ambac Assurance Corp., 5.1%, 6/07/2020 (n)	13,854	20,607
Ambac LSNI, LLC, FLR, 6.944% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	54,489	55,375
Aon Corp., 3.75%, 5/02/2029	22,369,000	24,644,040
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	16,062,000	18,021,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	$18,324,000	$18,949,794
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	12,280,267
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	26,571,303
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	3,321,128
		$118,166,528
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$8,560,304
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$3,324,877
CNH Industrial Capital LLC, 3.85%, 11/15/2027	8,452,000	8,950,543
		$12,275,420
Major Banks – 6.6%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$15,384,682
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,396,526
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,952,000	12,828,245
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	9,708,000	10,802,630
Bank of America Corp., 4.443%, 1/20/2048	26,034,000	32,633,265
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	16,050,000	17,992,210
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	14,429,000	16,136,961
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,793,000	5,416,090
Barclays PLC, 4.375%, 1/12/2026	5,620,000	6,189,834
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	9,850,073
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,079,919
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	11,024,000	11,816,641
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	8,359,000	8,792,003
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,303,853
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,476,483
JPMorgan Chase & Co., 3.125%, 1/23/2025	15,071,000	15,899,990
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	24,008,508
JPMorgan Chase & Co., 3.509%, 1/23/2029	19,062,000	20,675,000
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,775,000	32,172,059
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,904,000	16,931,455
Lloyds Bank PLC, 3.75%, 1/11/2027	8,348,000	8,959,741
Morgan Stanley, 5.5%, 7/28/2021	15,554,000	16,410,063
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	14,754,223
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	14,727,343
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	3,227,753
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	22,602,937
PNC Bank N.A., 3.1%, 10/25/2027	15,267,000	16,300,631
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	25,866,000	26,430,021
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,816,924
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,291,682
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	13,257,918
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,672,965
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,779,546
Westpac Banking Corp., 2.894%, 2/04/2030	18,790,000	18,931,076
		$474,949,250
Medical & Health Technology & Services – 3.0%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$6,351,000	$6,579,123
Alcon, Inc., 3%, 9/23/2029 (n)	11,494,000	11,942,828
Becton, Dickinson and Co., 4.669%, 6/06/2047	8,053,000	10,126,291
Cigna Corp., 3.75%, 7/15/2023	23,175,000	24,504,589
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,310,873
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	10,135,138
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	13,021,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.25%, 6/15/2026	$13,993,000	$15,990,712
HCA, Inc., 5.625%, 9/01/2028	24,185,000	28,024,369
HCA, Inc., 4.125%, 6/15/2029	14,904,000	16,129,034
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,885,972
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	11,209,000	13,099,283
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,439,951
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,506,173
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	9,026,000	10,788,645
Toledo Hospital, 5.325%, 11/15/2028	23,983,000	27,384,434
		$214,868,865
Medical Equipment – 0.8%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$15,478,888
Abbott Laboratories, 4.9%, 11/30/2046	14,191,000	19,102,861
Boston Scientific Corp., 4%, 3/01/2029	18,117,000	20,456,312
		$55,038,061
Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$16,589,000	$17,086,670
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,687,899
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	15,004,300
Vale S.A., 6.25%, 8/10/2026	12,747,000	15,047,834
		$52,826,703
Midstream – 2.0%
Enbridge, Inc., 4.25%, 12/01/2026	$16,730,000	$18,739,536
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	11,285,295
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	8,713,555
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	9,690,519
ONEOK, Inc., 5.2%, 7/15/2048	14,326,000	16,414,164
Plains All American Pipeline, 3.55%, 12/15/2029	33,079,000	32,895,439
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,964,590
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,835,693
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	21,175,000	22,339,625
		$140,878,416
Mortgage-Backed – 26.3%
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	$11,147,908	$12,350,551
Fannie Mae, 5.19%, 9/01/2020	1,846,302	1,852,284
Fannie Mae, 5.5%, 3/01/2021 - 12/01/2038	9,327,228	10,479,871
Fannie Mae, 2.41%, 5/01/2023	2,398,139	2,454,559
Fannie Mae, 2.55%, 5/01/2023	1,236,484	1,270,841
Fannie Mae, 3.93%, 10/01/2023	1,182,957	1,269,278
Fannie Mae, 5.25%, 8/01/2024	850,825	949,796
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	54,359,354	59,315,688
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2050	141,925,240	148,326,130
Fannie Mae, 2.585%, 12/25/2026	11,638,000	12,193,197
Fannie Mae, 3.95%, 1/01/2027	633,650	710,418
Fannie Mae, 3%, 11/01/2028 - 2/01/2050	176,157,263	181,547,658
Fannie Mae, 4.01%, 1/01/2029	4,096,912	4,661,479
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	95,634	109,433
Fannie Mae, 3%, 2/25/2033 (i)	2,392,432	266,988
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	3,623,532	4,151,683
Fannie Mae, 2.5%, 2/01/2035	17,325,000	17,639,251
Fannie Mae, 3.25%, 5/25/2040	1,027,466	1,077,727
Fannie Mae, 4%, 9/01/2040 - 11/01/2049	132,436,522	141,561,222
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,457,115	2,461,682
Fannie Mae, 4%, 7/25/2046 (i)	2,100,213	401,475
Fannie Mae, TBA, 2.5%, 2/15/2035 - 3/25/2035	95,875,000	97,559,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 3%, 2/25/2035 - 3/01/2050	$133,939,993	$137,298,762
Fannie Mae, TBA, 3.5%, 3/25/2035 - 2/15/2050	97,421,211	100,692,061
Fannie Mae, TBA, 5%, 2/12/2050	3,775,000	4,044,706
Fannie Mae, TBA, 4%, 2/25/2050	35,150,000	36,723,512
Federal Home Loan Bank, 3.5%, 5/01/2049	4,927,581	5,149,286
Federal Home Loan Bank, 4%, 1/01/2050	12,560,842	13,185,912
Freddie Mac, 2.313%, 3/25/2020	918,653	917,441
Freddie Mac, 5%, 5/01/2020 - 7/01/2041	5,854,836	6,480,772
Freddie Mac, 3.034%, 10/25/2020	7,528,638	7,560,005
Freddie Mac, 5.5%, 10/01/2021 - 1/01/2038	2,308,761	2,600,498
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,275,632
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,788,474
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,303,777
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,182,007
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,532,749
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,985,276
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,215,021
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,198,963
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,137,784
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,721,576
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	13,814,010	14,797,465
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	13,514,344	14,760,837
Freddie Mac, 2.673%, 3/25/2026	15,673,350	16,516,633
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,422,355
Freddie Mac, 3.117%, 6/25/2027	17,177,017	18,624,153
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	95,830,230	99,190,456
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,505,896
Freddie Mac, 4.06%, 10/25/2028	12,546,000	14,524,263
Freddie Mac, 1.218%, 7/25/2029 (i)	12,721,452	1,144,083
Freddie Mac, 1.27%, 8/25/2029 (i)	22,511,043	2,107,632
Freddie Mac, 0.757%, 11/25/2029 (i)	52,682,000	2,869,810
Freddie Mac, 2.5%, 11/01/2031 - 11/01/2046	5,881,645	5,968,664
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,177,734	1,332,072
Freddie Mac, 5.5%, 2/15/2036 (i)	497,445	97,848
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	89,012,366	93,429,538
Freddie Mac, 4.5%, 12/15/2040 (i)	634,255	59,705
Freddie Mac, 4%, 8/15/2044 (i)	608,879	81,776
Ginnie Mae, 2.5%, 7/20/2032	1,375,000	1,400,986
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,609,839	1,795,445
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,573,663	1,800,267
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	30,259,292	32,485,694
Ginnie Mae, 4%, 10/20/2040 - 10/20/2049	74,253,974	77,282,803
Ginnie Mae, 3.5%, 11/15/2040 - 12/20/2049	132,701,634	137,965,204
Ginnie Mae, 3%, 11/20/2044 - 3/20/2050	106,189,160	109,723,961
Ginnie Mae, TBA, 4%, 2/20/2050	33,375,000	34,590,059
Ginnie Mae, TBA, 3.5%, 3/15/2050	54,348,571	56,012,996
Ginnie Mae, TBA, 4.5%, 3/15/2050	16,300,000	17,146,199
Ginnie Mae, TBA, 3%, 3/23/2050	17,600,000	18,079,600
		$1,879,321,234
Municipals – 2.0%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$2,460,000	$2,574,292
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	24,325,000	25,985,911
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	4,565,000	4,675,153
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	25,254,000	32,808,734
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	29,043,000	27,414,269
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,762,705
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	8,017,236
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,974,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
State of California (Build America Bonds), 7.625%, 3/01/2040	$1,250,000	$2,103,163
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	16,651,800
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,398,062
		$139,365,421
Natural Gas - Distribution – 0.5%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$20,105,425
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	14,712,000	15,066,573
		$35,171,998
Network & Telecom – 0.9%
AT&T, Inc., 5.25%, 3/01/2037	$13,919,000	$17,040,152
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	8,552,721
AT&T, Inc., 5.15%, 11/15/2046	9,069,000	11,052,876
AT&T, Inc., 4.55%, 3/09/2049	9,069,000	10,313,116
Verizon Communications, Inc., 5.012%, 4/15/2049	15,373,000	20,301,456
		$67,260,321
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$7,750,000	$8,906,201
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$10,331,064
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,878,932
		$16,209,996
Other Banks & Diversified Financials – 0.7%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,740,280
BBVA USA, 2.875%, 6/29/2022	22,375,000	22,885,643
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	8,208,329
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	15,364,000	16,324,250
		$51,158,502
Pharmaceuticals – 0.6%
Allergan Funding SCS, 3.8%, 3/15/2025	$22,785,000	$24,465,042
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8,568,000	9,122,486
Elanco Animal Health, Inc., 4.9%, 8/28/2028	7,401,000	8,505,609
		$42,093,137
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$7,926,219
Real Estate - Apartment – 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,102,907
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$12,790,000	$13,444,848
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$9,021,265
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	24,915,000	25,358,159
		$34,379,424
Retailers – 0.3%
Walmart, Inc., 3.05%, 7/08/2026	$20,000,000	$21,400,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 2.75%, 1/15/2027	$6,517,000	$6,650,119
American Tower Corp., REIT, 3.55%, 7/15/2027	23,507,000	25,104,810
American Tower Corp., REIT, 3.8%, 8/15/2029	15,003,000	16,326,811
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,401,626
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	5,176,207
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,265,609
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	2,045,555
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	5,287,242
		$72,257,979
Tobacco – 0.5%
B.A.T Capital Corp., 3.222%, 8/15/2024	$20,260,000	$21,062,314
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	16,130,458
		$37,192,772
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$2,007,842
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	16,099,785
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,517,590
		$19,625,217
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 6.35%, 4/01/2021	$352	$356
Small Business Administration, 6.34%, 5/01/2021	801	815
Small Business Administration, 6.44%, 6/01/2021	757	774
Small Business Administration, 5.34%, 11/01/2021	5,850	5,969
Small Business Administration, 6.07%, 3/01/2022	4,378	4,461
Small Business Administration, 4.35%, 7/01/2023	48,775	50,565
Small Business Administration, 4.98%, 11/01/2023	80,675	84,527
Small Business Administration, 4.89%, 12/01/2023	78,009	81,638
Small Business Administration, 4.93%, 1/01/2024	77,208	80,689
Small Business Administration, 4.34%, 3/01/2024	145,910	150,612
Small Business Administration, 5.18%, 5/01/2024	100,780	106,084
Small Business Administration, 5.52%, 6/01/2024	91,659	96,882
Small Business Administration, 5.19%, 7/01/2024	106,287	111,335
Small Business Administration, 4.86%, 10/01/2024	73,841	77,088
Small Business Administration, 4.57%, 6/01/2025	213,442	224,332
Small Business Administration, 4.76%, 9/01/2025	699,214	731,549
Small Business Administration, 5.39%, 12/01/2025	49,744	53,181
Small Business Administration, 5.35%, 2/01/2026	330,349	352,130
Small Business Administration, 3.25%, 11/01/2030	1,457,674	1,531,337
Small Business Administration, 2.85%, 9/01/2031	2,481,382	2,572,066
Small Business Administration, 2.37%, 8/01/2032	1,465,061	1,490,266
Small Business Administration, 2.13%, 1/01/2033	2,522,908	2,566,058
Small Business Administration, 2.21%, 2/01/2033	724,155	735,767
Small Business Administration, 2.22%, 3/01/2033	2,696,124	2,739,854
Small Business Administration, 2.08%, 4/01/2033	4,518,284	4,547,741
Small Business Administration, 2.45%, 6/01/2033	5,027,307	5,114,308
Small Business Administration, 3.15%, 7/01/2033	6,427,054	6,724,611
Small Business Administration, 3.16%, 8/01/2033	6,087,384	6,367,718
Small Business Administration, 3.62%, 9/01/2033	3,798,059	4,054,334
		$40,657,047
U.S. Treasury Obligations – 13.3%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$12,763,601
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,477,958
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	4,401,425
U.S. Treasury Bonds, 3.5%, 2/15/2039	20,690,000	26,304,587
U.S. Treasury Bonds, 4.5%, 8/15/2039	55,159,100	79,366,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$87,127,000	$101,288,541
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	32,026,214
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	32,549,525
U.S. Treasury Bonds, 3%, 2/15/2048	39,734,200	48,089,247
U.S. Treasury Bonds, 2.875%, 5/15/2049	35,450,000	42,227,043
U.S. Treasury Notes, 1.625%, 11/30/2020	48,537,000	48,563,544
U.S. Treasury Notes, 2.75%, 9/15/2021	188,530,000	192,587,814
U.S. Treasury Notes, 1.75%, 11/30/2021	56,979,000	57,377,408
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	41,577,900
U.S. Treasury Notes, 2.75%, 5/31/2023	66,210,500	69,296,013
U.S. Treasury Notes, 2.375%, 2/29/2024	149,000,000	155,198,632
		$947,096,071
Utilities - Electric Power – 1.7%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$9,628,537
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	9,197,512
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,157,662
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	29,851,648
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,206,000	31,879,893
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,320,690
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	21,208,692
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,766,725
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,853,553
		$122,864,912
Total Bonds		$7,197,906,071
Investment Companies (h) – 7.4%
Money Market Funds – 7.4%
MFS Institutional Money Market Portfolio, 1.62% (v)	530,189,186	$530,242,205
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – March 2020 @ $72.50	Put	Goldman Sachs International	$335,579,689	$327,600,000	$133,163
Other Assets, Less Liabilities – (8.1)%	(579,172,380)
Net Assets – 100.0%	$7,149,109,059
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $530,242,205 and $7,198,039,234, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,565,578,874, representing 21.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Derivative Contracts at 1/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,496	$323,673,625	March – 2020	$1,120,616
U.S. Treasury Ultra Bond	Long	USD	1,301	251,987,438	March – 2020	5,984,722
						$7,105,338
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	2,434	$354,527,313	March – 2020	$(7,078,318)
At January 31, 2020, the fund had liquid securities with an aggregate value of $4,080,422 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$987,753,118	$—	$987,753,118
Non - U.S. Sovereign Debt	—	73,012,023	—	73,012,023
Municipal Bonds	—	139,365,421	—	139,365,421
U.S. Corporate Bonds	—	2,147,912,402	—	2,147,912,402
Residential Mortgage-Backed Securities	—	1,887,077,770	—	1,887,077,770
Commercial Mortgage-Backed Securities	—	799,430,609	—	799,430,609
Asset-Backed Securities (including CDOs)	—	671,352,847	—	671,352,847
Foreign Bonds	—	492,135,044	—	492,135,044
Mutual Funds	530,242,205	—	—	530,242,205
Total	$530,242,205	$7,198,039,234	$—	$7,728,281,439
Other Financial Instruments
Futures Contracts – Assets	$7,105,338	$—	$—	$7,105,338
Futures Contracts – Liabilities	(7,078,318)	—	—	(7,078,318)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$188,958,313	$2,050,088,070	$1,708,844,114	$2,102	$37,834	$530,242,205
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,507,241	$—